Note 15 - Loans and Export Prepayment - Export Prepayments and Transactions Costs (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
current borrowings	$ 88,606	$ 28,907
Non-current portion of non-current borrowings	161,117	141,999
UNITED STATES
Statement Line Items [Line Items]
current borrowings	87,387	28,280
Non-current portion of non-current borrowings	143,850	132,558
UNITED STATES | Export prepayment agreements, Sinergy [member]
Statement Line Items [Line Items]
current borrowings	898	15,495
Non-current portion of non-current borrowings	143,850	132,558
Current liabilities [member]
Statement Line Items [Line Items]
current borrowings	88,606	28,907
Transactions costs, current	0	0
Total loans and export prepayment + Transactions costs	88,606	28,907
Current liabilities [member] | UNITED STATES | Export prepayment trade finance [member]
Statement Line Items [Line Items]
current borrowings	86,489	12,785
Current liabilities [member] | BRAZIL | Finame, BDMG [member]
Statement Line Items [Line Items]
current borrowings	1,219	627
Non-current portion of non-current borrowings	19,274	12,659
Non-current liabilities [member]
Statement Line Items [Line Items]
Non-current portion of non-current borrowings	163,124	145,217
Transactions costs, noncurrent	(2,007)	(3,218)
Total loans and export prepayment + Transactions costs	161,117	141,999
Non-current liabilities [member] | UNITED STATES | Export prepayment trade finance [member]
Statement Line Items [Line Items]
Non-current portion of non-current borrowings	$ 0	$ 0